Form N-1A Supplement	Sep. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RBC FUNDS TRUST
(the “Trust”)
RBC BlueBay U.S. Government Money Market Fund (the “Fund”)
Supplement dated October 24, 2025 to the Fund’s summary prospectus (the “Summary Prospectus”) and prospectus (the “Prospectus”), each dated January 27, 2025, as may be supplemented from time to time.
This Supplement provides additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
The Board of Trustees of the Trust (the “Board”) has approved an Amendment to the Amended and Restated Expense Limitation Agreement entered into on October 1, 2025, between the Trust, on behalf of the Fund, and RBC Capital Markets, LLC (“RBC CM”) to remove the expense limitation arrangement for the Class A shares of the Fund. In addition, the Board has approved an Amendment to the Second Amended and Restated Expense Limitation Agreement entered into on October 1, 2025, between the Trust, on behalf of the Fund, and RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”) to include the Class A shares of the Fund within the coverage of the expense limitation arrangement.
In connection with these changes, effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus:
Footnote 1 to the “Shareholder Fees” and “Annual Fund Operating Expenses” tables under “Fund Summary - RBC BlueBay U.S. Government Money Market Fund - Fees and Expenses of the Fund” of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
1
RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”) has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.25% of the Fund’s average daily net assets for Class A shares. RBC Capital Markets, LLC (“RBC Capital Markets”) has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the Fund’s total expenses of each class (excluding brokerage and other investment-related costs, interest, taxes, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.00% of the Fund’s average daily net assets for Investor Class shares. These expense limitation agreements are in place until January 31, 2027 and may not be terminated by RBC GAM US or RBC Capital Markets, as applicable, prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. RBC GAM US and RBC Capital Markets are entitled to recoup from the Fund or class the distribution or servicing fees previously waived or reduced and other payments previously remitted by RBC GAM US or RBC Capital Markets to the Fund or class for a period of 12 months from the date of such waiver, reimbursement or payment, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.

RBC BlueBay U.S. Government Money Market Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
RBC FUNDS TRUST
(the “Trust”)
RBC BlueBay U.S. Government Money Market Fund (the “Fund”)
Supplement dated October 24, 2025 to the Fund’s summary prospectus (the “Summary Prospectus”) and prospectus (the “Prospectus”), each dated January 27, 2025, as may be supplemented from time to time.
This Supplement provides additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
The Board of Trustees of the Trust (the “Board”) has approved an Amendment to the Amended and Restated Expense Limitation Agreement entered into on October 1, 2025, between the Trust, on behalf of the Fund, and RBC Capital Markets, LLC (“RBC CM”) to remove the expense limitation arrangement for the Class A shares of the Fund. In addition, the Board has approved an Amendment to the Second Amended and Restated Expense Limitation Agreement entered into on October 1, 2025, between the Trust, on behalf of the Fund, and RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”) to include the Class A shares of the Fund within the coverage of the expense limitation arrangement.
In connection with these changes, effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus:
Footnote 1 to the “Shareholder Fees” and “Annual Fund Operating Expenses” tables under “Fund Summary - RBC BlueBay U.S. Government Money Market Fund - Fees and Expenses of the Fund” of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
1
RBC Global Asset Management (U.S.) Inc. (“RBC GAM US”) has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.25% of the Fund’s average daily net assets for Class A shares. RBC Capital Markets, LLC (“RBC Capital Markets”) has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the Fund’s total expenses of each class (excluding brokerage and other investment-related costs, interest, taxes, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.00% of the Fund’s average daily net assets for Investor Class shares. These expense limitation agreements are in place until January 31, 2027 and may not be terminated by RBC GAM US or RBC Capital Markets, as applicable, prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. RBC GAM US and RBC Capital Markets are entitled to recoup from the Fund or class the distribution or servicing fees previously waived or reduced and other payments previously remitted by RBC GAM US or RBC Capital Markets to the Fund or class for a period of 12 months from the date of such waiver, reimbursement or payment, provided that such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (i) the Fund’s expense limitation at the time of the waiver or reimbursement and (ii) the Fund’s expense limitation at the time of recoupment.